Cover	Jan. 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2020
Entity File Number	001-16753
Entity Registrant Name	AMN HEALTHCARE SERVICES, INC.
Entity Central Index Key	0001142750
Entity Tax Identification Number	06-1500476
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12400 High Bluff Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	866
Local Phone Number	871-8519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false